Schedule of Activity Related to Gross Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Balance at the beginning of the year	$ 2,679	$ 1,465
Adjustments related to prior year tax positions	5	813
Increases related to current year tax positions	304	401
Decreases due to statute of limitation expiration
Balance at end of year	$ 2,988	$ 2,679